TAXATION (Schedule of Significant Components of Provision for Income Taxes on Earnings) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended				36 Months Ended
	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2012
Current:
PRC	¥ 4,881		¥ 8,562	¥ 13,537
Deferred:
PRC	1,030		(127,525)	(12,402)
Provision for income tax expenses (benefits)	¥ 5,911	$ 851	¥ (118,963)	¥ 1,135
Applicable tax rate (as a percent)	(19.00%)	(19.00%)	31.00%	(2.00%)	12.50%
Preferential tax rate (as a percent)	15.00%	15.00%
Income tax rate (as a percent)	25.00%	25.00%	25.00%	25.00%